Shareholders’ Equity - Treasury Share Issuance (Details) - USD ($) $ in Millions	1 Months Ended		12 Months Ended		24 Months Ended
	Dec. 31, 2024	Nov. 30, 2024	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2025	Nov. 06, 2024	Dec. 08, 2023
Treasury Shares [Roll Forward]
Balance at the start of the year (in shares)			19,153,570	11,498,355	11,498,355
Shares bought back (in shares)	50,000		50,000	5,086,786	4,564,971
Shares returned / (lent) under the SLA (in shares)			9,160,689	3,582,581
Shares issued on exercise of share options (in shares)			(389,999)	(901,372)
Shares cancelled (in shares)			(19,680,391)	0
Balance at the end of the year (in shares)	19,153,570		8,184,581	19,153,570	8,184,581
Stock repurchase program, authorized amount							$ 100.0
Repurchase of shares approved						$ 20.0
Repurchase of treasury shares	$ 0.2	$ 19.9
RSUs
Treasury Shares [Roll Forward]
Shares issued as in settlement of RSUs (in shares)			(109,288)	(112,780)
Gain (loss) on issuance of treasury shares			$ 0.2	$ 0.1
Share options
Treasury Shares [Roll Forward]
Shares issued on exercise of share options (in shares)			(389,999)
Gain (loss) on issuance of treasury shares			$ (0.7)	$ (6.5)